Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 53	$ 55,532	$ 74,016	$ (18)	$ 129,583		$ 129,583
Balance (in shares) at Dec. 31, 2009	20,365,687
Exercise of stock options	1	6,401			6,402		6,402
Exercise of stock options (in shares)	(456,200)
Income tax reductions relating to exercise of stock options and warrant		2,961			2,961		2,961
Vested stock option repurchase		(2,136)			(2,136)		(2,136)
Stock-based compensation		1,242			1,242		1,242
Fair value of warrant related to OEM agreement		4,988			4,988		4,988
Comprehensive income (loss)			9,370	(128)	9,242		9,242
Balance at Dec. 31, 2010	54	68,988	83,386	(146)	152,282	0	152,282
Balance (in shares) at Dec. 31, 2010	20,821,887
Exercise of stock options	1	6,148			6,149		6,149
Exercise of stock options (in shares)	(423,783)
Income tax reductions relating to exercise of stock options and warrant		2,620			2,620		2,620
Stock-based compensation		1,587			1,587		1,587
Comprehensive income (loss)			20,626	47	20,673		20,673
Balance at Dec. 31, 2011	55	79,343	104,012	(99)	183,311	0	183,311
Balance (in shares) at Dec. 31, 2011	21,245,670
Exercise of stock options	4	15,293			15,297		15,297
Exercise of stock options (in shares)	(1,322,047)
Income tax reductions relating to exercise of stock options and warrant		15,192			15,192		15,192
Stock-based compensation		8,874			8,874		8,874
Issuance of stock related to the merger	42	1,340,592			1,340,634	263	1,340,897
Issuance of stock related to the merger (in shares)	15,444,630
Comprehensive income (loss)			8,491	(139)	8,352	233	8,585
Balance at Dec. 31, 2012	$ 101	$ 1,459,294	$ 112,503	$ (238)	$ 1,571,660	$ 496	$ 1,571,660
Balance (in shares) at Dec. 31, 2012	38,372,462